Finance cost and income	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Finance cost and income
11. Finance cost and income
The finance cost and income included in the income statement are as follows:

	2023			2022¹			2021¹

Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net	Finance cost	Finance income	Net

Interest income/(expense)	(3 696)	565	(3 131)	(3 588)	294	(3 294)	(3 674)	113	(3 560)
Net interest on net defined benefit liabilities	(90)	-	(90)	(73)	-	(73)	(73)	-	(73)
Accretion expense	(808)	-	(808)	(782)	-	(782)	(593)	-	(593)
Net interest income on Brazilian tax credits	-	168	168	-	168	168	-	118	118
Other financial results	(1 214)	42	(1 172)	(1 349)	352	(997)	(871)	200	(671)
Finance income/(cost) excluding exceptional items	(5 808)	775	(5 033)	(5 792)	814	(4 978)	(5 211)	431	(4 780)
Exceptional finance income/(cost)	(325)	256	(69)	(22)	851	829	(829)	-	(829)
Finance income/(cost)	(6 133)	1 031	(5 102)	(5 814)	1 665	(4 148)	(6 040)	431	(5 609)
Net finance costs, excluding exceptional items, were 5 033m US dollar in 2023 compared to 4 978m US dollar in 2022 and 4 780m US dollar in 2021.
In 2023, accretion expense includes interest on lease liabilities of 156m US dollar (2022: 130m US dollar, 2021: 123m US dollar), unwind of discounts of 536m US dollar on payables and deferred consideration on acquisitions (2022: 499m US dollar; 2021: 349m US dollar), bond fees of 62m US dollar (2022: 64m US dollar; 2021: 67m US dollar) and interest on provisions of 54m US dollar (2022: 89m US dollar; 2021: 54m US dollar).
Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 27
Risks arising from financial instruments
.
In 2023, Ambev, a subsidiary of AB InBev, recognized 168m US dollar interest income on Brazilian tax credits in Finance income (2022: 168m US dollar; 2021: 118m US dollar). Additionally, in 2023 Ambev also recognized 44m US dollar income related to tax credits (2022: 201m US dollar; 2021: 226m US dollar) in Other operating income (refer to Note 7
Other operating income/(expenses)
).
Other financial results include:

	2023			2022			2021

Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net	Finance cost	Finance income	Net

Net foreign exchange gains/(losses)	(353)	-	(353)	(363)	-	(363)	(101)	-	(101)
Net gains/(losses) on hedging instruments	(613)	-	(613)	(747)	-	(747)	(562)	-	(562)
Hyperinflation monetary adjustments	-	17	17	-	286	286	-	152	152
Other financial income/(cost), including bank fees and taxes	(248)	25	(223)	(239)	66	(173)	(208)	48	(160)
Other financial results	(1 214)	42	(1 172)	(1 349)	352	(997)	(871)	200	(671)
For further information on instruments hedging AB InBev’s foreign exchange risk, see Note 27
Risks arising from financial instruments.
Exceptional finance income/(cost) for 2023, 2022 and 2021 includes:

•
(325)m US dollar loss resulting from mark-to-market adjustments on derivative instruments related to the hedging of share-based payment programs and on derivative instruments entered into to hedge the shares issued in relation to the combinations with Grupo Modelo and SAB (2022: 606m US dollar gain; 2021: (47)m US dollar loss);

•	239m US dollar gain resulting from the redemption of certain bonds (2022: 246m US dollar gain; 2021: (741)m US dollar loss);
•	17m US dollar gain related to the remeasurement of deferred considerations on prior year acquisitions (2022: (22)m US dollar loss; 2021: (19)m US dollar loss); and
•	In 2021, (22)m US dollar loss from impairment of receivables against Delta Corporation Ltd (Delta), a Zimbabwean associate, as a result of hyperinflation.

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 and 2021 presentation were amended to conform to the 2023 presentation.

The interest income stems from the following financial assets:

Million US dollar	2023	2022	2021

Cash and cash equivalents	537	235	85
Investments in debt securities held for trading	10	39	16
Other loans and receivables	19	21	12
Total	565	294	113
The interest income on other loans and receivables includes the interest accrued on cash deposited as guarantees for certain legal proceedings pending their resolution. No interest income was recognized on impaired financial assets.